Employee Benefits (Narratives) (Details) Share in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Nov. 30, 2025 USD ($) Share	Jul. 31, 2025 USD ($) Share	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Share	Dec. 31, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of pension and early retirement plan				Some of the Company’s employees in and outside of Israel have defined benefit pension plans for their retirement, which are controlled by the Company. Generally, according to the terms of the plans, as stated, the employees are entitled to receive pension payments based on, among other things, their number of years of service (in certain cases up to 70% of their last base salary) or computed, in certain cases, based on a fixed salary. Some employees of a subsidiary in Israel are entitled to early retirement if they meet certain conditions, including age and seniority at the time of retirement.
Actual return (loss) on plan assets				$ 40.0	$ 16.0
Expenses recorded in respect of defined contribution plans				45.0	39.0
The Company's estimate of deposits expected in funded defined benefit plans for 2025				10.0
Aggregate fair value at the grant date				$ 174.0	$ 150.0
CEO and Chairman of Board [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted | Share				4,300
Value of equity instruments granted				$ 7.0
Board of Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted | Share	1,360			1,200
Year 2025 [Member] | Board of Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of equity instruments granted	$ 1.5			$ 1.7
Year 2028 [Member] | Board of Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash incentive to senior managers subject to compliance with certain financial targets			$ 39.0
Years 2025 To 2027 [Member] | Board of Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted | Share		3,200
Value of equity instruments granted		$ 6.3